PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 182,519	$ 178,984
Accumulated depreciation	105,347	96,400
Depreciation cost	77,172	82,584
Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	91,908	91,823
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,388	51,745
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,212	27,837
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,796	3,665
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	205	240
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,010	$ 3,674